Other Income (Expense) (Details) - Schedule of other income (expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other income (expense) [Abstract]
Foreign exchange (loss) gain, net	$ (1,936)	$ 3,597
Forgiveness of PPP loan	1,306	142
Gain on disposition of a business		1,110
Interest income	70	112
Other non-operating expense	(524)	(436)
Total other income (expense)	$ (1,084)	$ 4,525